T. ROWE PRICE Virginia Tax-Free Bond Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.4%
DISTRICT OF COLUMBIA  12.2%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,484
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,191
Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (1) 5,000 5,115
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 3,955
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 1,415 1,414
Metropolitan Washington Airports Auth., Series A, 4.50%,
10/1/53 (1) 1,500 1,524
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,147
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 5,930 6,151
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 1,930 2,004
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 20,940 21,968
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/42 (1) 5,115 5,574
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 4,630 5,028
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/45 (1) 4,165 4,555
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1) 6,000 6,430
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/54 (1) 7,400 8,138
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/37  2,470 2,541
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/38  2,565 2,626
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 6,450 6,510
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/35 (1) 7,000 7,060
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/40 (1) 5,000 5,032
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (2) 4,000 3,033
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,067

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,065
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,126
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  4,250 4,507
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  14,965 15,726
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 3.00%, 10/1/50 (2) 1,050 824
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,875 2,064
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Series A, 5.50%, 7/15/51  5,550 6,228
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 4.375%, 7/15/59  4,150 4,230
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  5,600 6,177
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/43  6,705 7,379
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, Series A, 5.25%, 7/15/53  4,000 4,402
163,275
PUERTO RICO  4.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (3) 4,304 2,658
Puerto Rico Commonwealth, GO, VR, 11/1/51 (3) 4,890 3,118
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,545 2,665
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 1,159
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  3,145 3,133
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  2,151 2,126
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,378 2,333
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  724 732
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,367
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,888 3,116
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (5)(6) 30 16
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (5)(6) 2,775 1,450

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (5)
(6) 365 191
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (5)
(6) 1,100 575
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (5)(6) 50 26
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (5)(6) 105 55
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (5)(6) 115 60
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (5)
(6) 150 79
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (5)
(6) 600 315
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (5)
(6) 195 102
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (5)
(6) 240 125
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (5)
(6) 30 16
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (5)
(6) 1,420 742
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (5)
(6) 145 76
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (5)
(6) 125 66
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (5)
(6) 55 29
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (5)
(6) 145 76
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (5)
(6) 115 60
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (5)
(6) 35 18
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (5)
(6) 65 34
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (5)
(6) 630 331
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (5)
(6) 50 26
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (5)
(6) 550 289
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (5)
(6) 140 73
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (5)
(6) 50 26

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,203 15,209
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,455 5,477
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,359 13,336
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,300 3,305
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 893
66,483
VIRGINIA  81.3%
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/43  6,070 6,748
Albemarle County Economic Dev. Auth., Sentara Martha
Jefferson Hosp., Series B, VRDN, 3.15%, 10/1/48  6,820 6,820
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/49  2,800 2,684
Alexandria, GO, 4.00%, 12/15/41  5,305 5,501
Alexandria, Series A, GO, 2.00%, 12/15/39  5,000 3,781
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25  410 410
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 425
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 265
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,500
Alexandria IDA, Episcopal High School, Series A, GO, 3.00%,
7/15/46  7,285 6,183
Alexandria IDA, Episcopal High School, Series C, 3.00%,
1/1/51  6,285 4,953
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (7) 1,995 2,027
Alexandria IDA, Goodwin House, 5.00%, 10/1/45 (Prerefunded
10/1/25) (7) 7,540 7,659
Alexandria IDA, Goodwin House, 5.00%, 10/1/50 (Prerefunded
10/1/25) (7) 1,000 1,016
Alexandria, Capital Improvement, Series C, GO, 3.30%, 7/15/36  1,645 1,635
Alexandria, Capital Improvement, Series C, GO, 3.35%, 7/15/37  2,145 2,132
Arlington County, GO, 4.00%, 6/15/36  5,000 5,183
Arlington County, GO, 5.00%, 6/15/39  7,000 7,889
Arlington County, GO, 5.00%, 6/15/40  1,710 1,894
Arlington County IDA, Park Shirlington Apartments, 5.00%,
1/1/26  5,200 5,308
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  18,855 17,926
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  10,810 10,816
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 820

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  3,500 3,787
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 705
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (4) 175 175
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (4) 1,320 1,323
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (4) 2,180 2,183
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (8)(9) 2,200 2,230
Chesapeake Expressway Toll Road, 4.00%, 7/15/47 (2) 13,500 13,535
Chesapeake Expressway Toll Road, 5.00%, 7/15/44 (2) 4,330 4,817
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  3,875 4,013
Chesapeake Hosp. Auth., Chesapeake Regional Medical,
5.00%, 7/1/31  1,990 2,147
Chesterfield County Economic Dev. Auth., Mobility Projects,
4.00%, 4/1/50  2,000 2,009
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,510
Fairfax County, Series A, GO, 2.00%, 10/1/40  5,000 3,764
Fairfax County, Series A, GO, 4.00%, 10/1/38  4,245 4,472
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,595 1,632
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  10,500 10,805
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/47  3,900 4,001
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/34 (Prerefunded 4/1/26) (7) 55 56
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (7) 4,565 4,639
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (7) 1,200 1,219
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,400 5,331
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  7,500 7,581
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  10,000 10,102
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  9,415 9,385
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  3,200 3,520
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,382
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,588
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,225
Fairfax County Sewer, 5.00%, 7/15/44  5,650 5,854

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Fairfax County Sewer, Series A, 4.00%, 7/15/51  5,000 5,039
Fairfax County Sewer, Series A, 5.00%, 7/15/46  7,390 8,020
Fairfax County Water Auth., 4.00%, 4/1/54  3,740 3,779
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,878
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,365
Fairfax County Water Auth., 5.00%, 4/1/46  5,000 5,154
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 15,220 16,231
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/26  1,000 1,000
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,690 1,691
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,601
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 425
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,250
Front Royal & Warren County IDA, Valley Health System,
4.00%, 1/1/50  3,440 3,366
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25) (7) 3,750 3,789
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25) (7) 1,500 1,515
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (7) 2,000 2,021
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32 (Prerefunded 6/15/25) (7) 5,630 5,688
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  2,750 2,799
Hampton Roads Sanitation Dist., Series B, 5.00%, 7/1/41  2,155 2,460
Hampton Roads Sanitation Dist., Series B, 5.00%, 7/1/42  3,850 4,371
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  15,965 16,548
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,010 2,000
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 2,985
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  11,960 12,818
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (7) 2,785 3,021
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,860 7,286
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/54  3,150 3,448

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.25%, 7/1/59  3,000 3,344
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (4) 1,505 1,503
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (4) 1,565 1,564
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/30 (4) 255 254
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (4) 625 620
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (4) 4,135 3,765
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (4) 4,510 3,804
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  1,340 1,360
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 4,042
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,525 4,525
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  4,830 4,957
Henrico County Economic Dev. Auth., Westminster Canterbury
PRO, 5.00%, 10/1/37  1,500 1,546
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/42  1,125 1,205
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,590 1,680
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  4,735 4,967
Henrico County, Public Improvement, GO, 3.40%, 8/1/37  4,465 4,455
Isle Wight County IDA, Riverside Health System, 4.75%,
7/1/53 (2) 2,010 2,120
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/53 (2) 6,805 7,396
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/40  1,165 1,094
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/50  1,100 949
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.75%, 12/1/53  855 951
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.875%, 12/1/58  2,700 3,004
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  500 501

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/41  3,100 2,786
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/47  6,700 5,599
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  1,525 1,535
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/38  670 668
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  1,120 1,084
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  2,310 2,144
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,206
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38  1,000 1,052
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,347
Loudoun County, Series A, GO, 1.75%, 12/1/35  7,545 6,036
Loudoun County, Series A, GO, 4.00%, 12/1/39  5,010 5,211
Loudoun County, Series A, GO, 5.00%, 12/1/42  8,980 10,080
Loudoun County Economic Dev. Auth., Series A, 3.00%,
12/1/35  1,000 960
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/39  2,125 2,184
Loudoun County Economic Dev. Auth., Series A, 4.00%,
10/1/52  10,320 10,420
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  20,000 6,821
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Series A, VRDN, 3.10%, 2/15/38  3,225 3,225
Loudoun County Sanitation Auth., Water & Sewer System,
2.00%, 1/1/40  1,565 1,178
Loudoun County Sanitation Auth., Water & Sewer System,
3.00%, 1/1/42  2,000 1,821
Louisa IDA, Series C, VRDN, 3.80%, 11/1/35 (Tender 5/28/27)  4,250 4,326
Lynchburg Economic Dev. Auth., Central Health, 3.00%, 1/1/51  1,035 806
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 1,004
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  10,395 9,826
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  5,030 4,957
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 3.15%, 1/1/47  2,090 2,090
Madison County IDA, Woodberry Forest School, 3.00%,
10/1/50  11,000 8,938
Manassas, GO, 2.00%, 1/1/38  1,490 1,157
Manassas, GO, 2.00%, 1/1/40  1,700 1,253
Mosaic Dist. CDA, Series A, 4.00%, 3/1/29  1,905 1,976
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,776
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,046
Newport News, Series A, GO, 3.00%, 2/1/39  1,750 1,610
Newport News, Series A, GO, 3.00%, 2/1/40  1,840 1,665

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  6,330 6,385
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded
10/1/26) (7) 1,050 1,096
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded
10/1/26) (7) 2,300 2,400
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  165 164
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  2,325 2,490
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,866
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 480
Norfolk Water, Series A, 5.25%, 11/1/44 (Prerefunded
1/11/25) (7) 18,250 18,288
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/26  690 692
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,150 4,157
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,955 4,833
Richmond, Series A, GO, 4.00%, 9/1/42  3,185 3,252
Richmond, Series A, GO, 4.00%, 9/1/43  2,330 2,372
Richmond, Series C, GO, 3.50%, 3/1/49  6,080 5,713
Richmond Economic Dev. Auth., Diamond Dist. Project, 5.00%,
6/1/56  1,185 1,271
Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45  1,000 871
Richmond Public Utility Revenue, Series C, 4.00%, 1/15/45  1,000 1,010
Richmond Public Utility Revenue, Series C, 4.25%, 1/15/53  1,500 1,541
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 2.92%,
7/1/37  5,400 5,400
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  8,405 9,667
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 2.625%, 11/1/50  600 435
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 3.00%, 11/1/46  14,595 12,375
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 4.00%, 12/1/31  725 732
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 5.00%, 12/1/39  2,000 2,098
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,249
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/43  1,975 2,187

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/48  2,040 2,233
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,010 2,058
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 683
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 357
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 1,967
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 4,016
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  7,425 7,077
Univ. of Virginia, Series A, 5.00%, 4/1/38  3,075 3,211
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,186
Univ. of Virginia, Series B, 5.00%, 9/1/49  2,050 2,182
Upper Occoquan Sewage Auth., 4.00%, 7/1/41  1,600 1,644
Upper Occoquan Sewage Auth., 4.00%, 7/1/42  2,380 2,428
Upper Occoquan Sewage Auth., 4.00%, 7/1/43  2,000 2,029
Virginia, Series A, GO, 4.00%, 6/1/43  4,615 4,823
Virginia, Series A, GO, 4.00%, 6/1/44  4,800 4,998
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 6,062
Virginia College Building Auth., 5.00%, 3/1/49  6,150 6,774
Virginia College Building Auth., 5.00%, 3/1/54  13,400 14,643
Virginia College Building Auth., Series A, 3.00%, 2/1/39  4,000 3,679
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,219
Virginia College Building Auth., Series D, 3.15%, 2/1/28  4,400 4,381
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/38  1,165 1,198
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/43  5,000 5,078
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  2,000 2,244
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  12,000 12,178
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/44  2,540 2,568
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (8) 7,965 8,750
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,620 12,922
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,018
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,324

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  6,000 5,982
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/37  4,000 3,826
Virginia Commonwealth Univ. Health System Auth., Series A,
4.00%, 7/1/54  6,125 6,034
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,218
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 3.15%, 7/1/37  9,345 9,345
Virginia HDA, Series A, 4.60%, 9/1/49  2,000 2,048
Virginia HDA, Series B, 2.40%, 3/1/45  2,490 1,835
Virginia HDA, Series B, 3.05%, 5/1/39  495 436
Virginia HDA, Series C, 4.65%, 12/1/44  750 771
Virginia HDA, Series C, 4.70%, 7/1/43  1,680 1,734
Virginia HDA, Series C, 4.80%, 12/1/49  1,000 1,033
Virginia HDA, Series C, 4.85%, 12/1/54  2,500 2,562
Virginia HDA, Series C, 4.90%, 12/1/59  2,730 2,812
Virginia HDA, Series D, 4.50%, 8/1/43  2,260 2,299
Virginia HDA, Series E, 2.80%, 7/1/55  1,500 1,088
Virginia HDA, Series E, 4.35%, 10/1/54  3,000 3,000
Virginia HDA, Series E, 5.25%, 10/1/63  5,000 5,252
Virginia HDA, Series E-1, 4.35%, 10/1/44  1,000 1,016
Virginia HDA, Series E-2, 4.40%, 10/1/44  1,605 1,637
Virginia HDA, Series E-2, 4.55%, 10/1/49  3,500 3,562
Virginia HDA, Series E-2, 4.60%, 10/1/54  2,000 2,035
Virginia HDA, Series F, 5.35%, 11/1/58  5,905 6,220
Virginia HDA, Series F, 5.40%, 11/1/63  3,000 3,180
Virginia HDA, Series G, 4.90%, 11/1/42  500 521
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,647
Virginia HDA, Series G, 5.25%, 11/1/57  4,985 5,130
Virginia HDA, Series G, 5.375%, 11/1/64  4,535 4,774
Virginia HDA, Series I, 2.45%, 11/1/45  1,000 741
Virginia HDA, Series I, 2.55%, 11/1/50  4,680 3,328
Virginia HDA, Series K, 2.55%, 12/1/46  3,910 2,894
Virginia HDA, Commonwealth Mortgage Bonds, Series D,
4.50%, 7/1/45  3,000 3,053
Virginia HDA, Commonwealth Mortgage Bonds, Series F,
VRDN, 3.625%, 7/1/55 (Tender 4/1/26)  3,525 3,526
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,641
Virginia HDA, Rental Housing, Series D, 3.90%, 10/1/48  6,935 6,786
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  8,210 8,215
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,144

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 1,925
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,040
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  13,315 14,813
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (7) 10 11
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 3,485 3,546
Virginia Public Building Auth., Series C, 5.00%, 8/1/31 (1) 1,000 1,022
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,563
Virginia Resources Auth., Series A, 5.00%, 11/1/54  4,700 5,220
Virginia Resources Auth., Series B, 4.75%, 11/1/52  1,000 1,042
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 575
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 5,378
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,512
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,689
Virginia Resources Auth., Unrefunded Balance, Series B,
5.00%, 11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 6,550 6,636
Virginia Small Business Fin. Auth., 4.00%, 12/1/36  1,330 1,330
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 10,000 9,954
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 9,400 9,249
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,320
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  2,690 2,583
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 11,730 10,898
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  7,105 6,415
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,684
Virginia Small Business Fin. Auth., 5.00%, 12/31/47 (1) 2,175 2,285
Virginia Small Business Fin. Auth., 5.00%, 12/31/57 (1) 11,565 12,048
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,935
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 3,745 3,994
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 5,180 5,520
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,750 2,928
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 2,040 2,171
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 5.50%, 12/1/54  5,250 5,577

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 3.375%, 1/1/51  265 220
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,280
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,250 1,251
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,025 7,412
Virginia Small Business Fin. Auth., Pure Salmon Virginia,
VRDN, 4.00%, 11/1/52 (Tender 11/20/25) (1) 4,200 4,203
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/36 (1) 1,185 1,262
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/42 (1) 2,375 2,513
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 6,000 6,277
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  5,470 5,640
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  5,000 5,133
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 3,000 3,037
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,740 2,769
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 13,730 13,835
West Falls CDA, Series A, 5.375%, 9/1/52 (4) 4,750 4,939
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,555 3,559
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.375%, 7/1/63 (2) 4,140 4,189
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,560 3,900
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 254
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,280
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,279
1,091,930
Total Investments in Securities  98.4%
(Cost $1,318,851) $ 1,321,688
Other Assets Less Liabilities 1.6% 21,210
Net Assets 100.0% $ 1,342,898

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $22,795 and represents 1.7% of net assets.
(5) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(6) Non-income producing
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by National Public Finance Guarantee Corporation
(9) Escrowed to maturity
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Virginia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Virginia Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2024 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F48-054Q3 11/24